Organization and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Business Activities and Organization

Business Activities and Organization

Company Overview

Processa Pharmaceuticals, Inc. (the “Company” and formerly known as “Heatwurx” ) and its wholly-owned subsidiary, Processa Therapeutics LLC (“Processa”), a Delaware limited liability company, acquired all the net assets of a private company, including the rights to the CoNCERT Agreement mentioned below, Promet Therapeutics, LLC (“Promet”), a Delaware limited liability company on October 4, 2017 in exchange for 31,745,242 shares (post reverse split) of the common stock of the Company which, at the closing, constituted approximately 90% of the Company’s issued and outstanding common stock on a fully diluted basis. Immediately following the closing, there were 35,272,626 shares (post reverse split) of common stock issued and outstanding. At the closing, Processa was assigned all of the assets and operations of Promet that constituted the operating business of Promet and Promet, which continues as an active company, received the Processa shares mentioned above and agreed to provide the Processa shares needed if the option in the CoNCERT Agreement (see below) was exercised. Upon closing on October 4, 2017, there was a change in control of the Company to Promet. The Company abandoned its prior business plan and adopted Promet’s business plan focused on developing drugs to treat patients that have a high unmet medical need. Subsequent to closing and effective October 10, 2017, the Company changed its trading symbol to “PCSA” on the OTC Pink Marketplace (“OTCQB”). The Company effected a one-for-seven reverse split of its shares in December 2017. As a result, the 2017 consolidated financial statements have been retrospectively adjusted to reflect shares outstanding after the one-for-seven reverse split.

The net asset acquisition transaction was accounted for as a reverse acquisition. Prior to the acquisition, Heatwurx (subsequently renamed Processa Pharmaceuticals, Inc.) had nominal net liabilities and operations. It was considered a non-operating public shell corporation. Therefore, Promet was considered the accounting acquirer (and legal wholly-owned subsidiary of Heatwurx, now called Processa Pharmaceuticals, Inc.) and Heatwurx was considered the accounting acquiree (and legal acquirer). As a result, the consolidated financial statements of the Company reflect the financial condition, results of operations and cash flows of Promet for all periods presented prior to October 4, 2017 and Processa for the periods subsequent to October 4, 2017. The legal capital stock (number and type of equity interests issued) is that of Processa Pharmaceuticals, Inc., the legal parent, in accordance with guidance on reverse acquisitions accounted for as a capital transaction instead of a business combination (See Note 2 – Basis of Presentation and Earnings Per Share and Note 3 – Reverse Acquisition in Item 8 of the Company’s annual Report on Form 10-K filed with the SEC on April 17, 2018).).

All references to the “Company” and Processa Pharmaceuticals, Inc. refer to Heatwurx, Inc., Processa Therapeutics, LLC, and the net assets acquired from Promet Therapeutics, LLC, which were assigned at acquisition to Processa Therapeutics, LLC and Promet’s operations prior to October 4, 2017.

On March 19, 2018, Promet, Processa and CoNCERT Pharmaceuticals Inc. (“CoNCERT”) amended the Option and License Agreement (the “Agreement”) executed in October 2017. The Agreement was assigned to Processa and Processa exercised the exclusive option for the CTP-499 compound. The option was exercised in exchange for CoNCERT receiving (i) $8 million of common stock of Company that was owned by Promet (or 2,090,301 shares representing 6.58% of Promet’s common stock holding or 5.93% of total the Company’s common stock issued and outstanding), and (ii) 15% of any sublicense revenue earned by the Company for a period equivalent to the royalty term (as defined in the Agreement) until the earliest of (a) Processa raising $8 million of gross proceeds; and (b) CoNCERT can sell its shares of Processa common stock without restrictions pursuant to the terms of the amended Agreement. All other terms of the Agreement remain unchanged. As a result, the Company recognized an intangible asset and additional paid-in capital in the amount of $8 million resulting from Promet satisfying Processa’s liability to CoNCERT. There was no change in the total shares issued and outstanding, however, Promet’s controlling interest in Processa was reduced from 90% to 84%.

Description of Business

Processa is an emerging pharmaceutical company focused on the clinical development of drug products that are intended to improve the survival and/or quality of life for patients who have a high unmet medical need or who have no alternative treatment. Within this group of pharmaceutical products, we currently are developing one product for two indications (i.e., the use of a drug to treat a particular disease) and searching for additional products for our portfolio.

Processa’s lead product, PCS-499 (previously known as CTP-499), is an oral tablet that is an analog of an active metabolite of an already approved FDA drug. The advantage of PCS-499 is that it potentially may work in many conditions because it has multiple pharmacological targets that it affects that are important in the treatment of these conditions. Based on its pharmacological activity, Processa has identified other unmet medical need conditions where the use of PCS-499 may result in clinical efficacy. These include Necrobiosis Lipoidica (NL) and Radiation-Induced Fibrosis (RIF) in head and neck cancer patients. Processa has met with the FDA on the NL condition and has developed a strategy for moving the program for NL forward starting with a Phase 2 clinical trial in NL patients in late 2018. Processa will meet with the FDA to further define the program for use of PCS-499 for the RIF condition in the next few months.

Processa is looking to acquire additional drug candidates to help patients who have an unmet medical need. Processa has evaluated over 50 potential assets for acquisition and are continuing to evaluate new assets to acquire.

Our operations are performed in the state of Maryland and are still in the organizational and research and development phase of operations. As a result, we have a limited operating history and only a preliminary business plan from which investors may evaluate our future prospects. We have not had any sources of revenue from inception (August 31, 2015) through March 31, 2018 and have a history of operating losses from operations. Our ability to generate meaningful revenue from any products in the United States depends on obtaining FDA authorization. Even if our products are authorized and approved by the FDA, we must still meet the challenges of successful marketing, distribution and consumer acceptance.

As of March 31, 2018, the Company had an accumulated deficit of approximately $5.0 million incurred since inception and expects to incur substantial operating losses for the foreseeable future. Our current capital is insufficient to fully fund our total business plan and the development of our planned product candidates for a period of one-year from the date these consolidated financial statements are available to be issued. Our ability to achieve revenue-generating operations and, ultimately, achieve profitability will depend on whether we can obtain additional capital when we need it, complete the development of our technology, receive regulatory approval of our planned product candidates and any stand along development planned product candidates into new or existing drugs which can be successfully commercialized. There can be no assurance that we will ever generate revenues or achieve profitability. These risks and other factors could have a material adverse effect on the Company and raise substantial doubt about our ability to continue as a going concern.

Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and with the instructions of the Securities and Exchange Commission (“SEC”) on Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. All material intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments necessary, which are of a normal and recurring nature, for the fair presentation of the Company’s financial position and of the results of operations and cash flows for the periods presented. These consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017, as filed with the SEC on April 17, 2018. The results of operations for the interim period shown in this report are not necessarily indicative of the results that may be expected for any other interim period or for the full year.

As a result of the modification of the Option and License Agreement with CoNCERT and the acquisition of an exclusive license intangible asset used in research and development activities described above, the Company adopted a new intangible asset policy and disclosure (See Note 1 – Intangible Assets and Note 2) and recognized a deferred tax liability for the acquired temporary difference between the financial reporting basis and the tax basis of the intangible asset (See Note 5).

Basis of Presentation and Earnings per Share

Basis of Presentation and Earnings per Share

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”), and reflect all of our activities, including those of our wholly-owned subsidiary. All material intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. These adjustments consist of normal and recurring accruals, as well as non-recurring charges.

The acquisition of Promet by Heatwurx has been accounted for as a reverse acquisition in accordance with U.S. GAAP, Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 805-40-45, Business Combinations - Reverse Acquisitions. Under this method of accounting, Heatwurx, a nonoperating public shell corporation with nominal net liabilities, acquired all the assets of Promet, a private operating entity, through issuance of 90 percent of the issued and outstanding common stock of Heatwurx immediately after the asset acquisition. As a result of the change in control, Promet comprises the ongoing operations and assets of the combined entity and Promet senior management comprises the senior management of the Company and Promet is considered the accounting acquirer. Heatwurx has been treated as the “acquired” company for financial reporting purposes. The transaction is considered to be a capital transaction in substance. Accordingly, for accounting purposes, it is assumed that Promet issued shares to Heatwurx at fair value for Heatwurx’s net liabilities to be assumed by Promet at closing of the reverse acquisition. The fair value of the net liabilities assumed from Heatwurx, net of the par value of the assumed shares issued to Heatwurx is recognized as a reduction of additional paid-in capital.

As a result of the above, the operations prior to the asset purchase transaction are those of Promet. The assets and liabilities of Promet are recognized and measured at the historical carrying amounts. The accumulated deficit and other equity balances of Promet have been carried forward and adjusted to reflect the legal shares and par value of Heatwurx with the difference allocated to additional paid-in capital. Additional paid-in capital is also reduced by the fair value over the historical cost of the net liabilities assumed from Heatwurx, since the transaction is accounted for as a capital transaction, not a business combination.

Earnings per share (“EPS”) is calculated using the equity structure of Processa Pharmaceuticals, Inc., including the equity interests issued to Promet in the asset acquisition transaction (see Note 3). Prior to the reverse acquisition, EPS is based on Promet’s net income and weighted average common shares outstanding that were received in the asset purchase transaction. Subsequent to the reverse acquisition, EPS is based on the actual number of common shares of Processa Pharmaceuticals, Inc. outstanding during that period.

The Company completed a reverse split or a one-for-seven exchange of its shares. As a result, the consolidated financial statements have been retrospectively adjusted to reflect the one-for-seven reverse split.

Segments

Segments

The Company operates in one segment. Management uses one measurement of profitability and does not segregate its business for internal reporting. During 2017 and 2016 all of the Company’s long-lived assets were located within the United States.

Going Concern and Management's Plan

Going Concern and Management’s Plan

The Company’s consolidated financial statements are prepared using U.S. GAAP and are based on the assumption that the Company will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company faces certain risks and uncertainties that are present in many emerging growth companies regarding product development and commercialization, limited working capital, recurring losses and negative cash flow from operations, future profitability, ability to obtain future capital, protection of patents, technologies and property rights, competition, rapid technological change, navigating the domestic and major foreign markets’ regulatory and clinical environment, recruiting and retaining key personnel, dependence on third party manufacturing organizations, third party collaboration and licensing agreements, lack of sales and marketing activities and no customers or pharmaceutical products to sell or distribute. These risks and other factors raise substantial doubt about our ability to continue as a going concern.

The Company has relied exclusively on private placements with a small group of accredited investors to finance its business and operations. We do not have any prospective arrangements or credit facilities as a source of future funds. The Company has had no revenue since inception on August 31, 2015. The Company does not currently have any revenue under contract nor does it have any immediate sales prospects. As of March 31, 2018, the Company had an accumulated deficit of approximately $5.0 million incurred since inception. For the three months ended March 31, 2018, the Company incurred a net loss from continuing operations of approximately $1.1 million and used approximately $1.1 million in net cash from operating activities from continuing operations. The Company had total cash and cash equivalents of approximately $1.8 million as of March 31, 2018.

No additional sources of capital have been obtained or committed through the date these consolidated financial statements were available to be issued. We expect our operating costs to be substantial as we incur costs related to the clinical trials for our product candidates and that we will operate at a loss for the foreseeable future.

We are in the process of raising additional funds by potentially selling additional Senior Convertible Notes, convertible loans or other securities. However, no assurance can be given that we will be successful in raising adequate funds needed. If we are unable to raise additional capital when required or on acceptable terms, we may have to significantly delay, scale back or discontinue the development or commercialization of one or more of our product candidates, restrict our operations or obtain funds by entering into agreements on unattractive terms, which would likely have a material adverse effect on our business, stock price and our relationships with third parties with whom we have business relationships, at least until additional funding is obtained.

Uncertainty concerning our ability to continue as a going concern may hinder our ability to obtain future financing, as well as adversely affect our collaborative drug development relationships. Continued operations and our ability to continue as a going concern are dependent on our ability to obtain additional funding in the near future and thereafter, and no assurances can be given that such funding will be available at all or will be available in sufficient amounts or on reasonable terms. Without additional funds from debt or equity financing, sales of assets, sales or out-licenses of intellectual property or technologies, or other transactions yielding funds, we will rapidly exhaust our resources and will be unable to continue operations. Absent additional funding, we believe that our cash and cash equivalents will not be sufficient to fund our operations for a period of one year or more after the date that these consolidated financial statements are available to be issued based on the timing and amount of our projected net loss from continuing operations and cash to be used in operating activities during that period of time.

As a result, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date that these consolidated financial statements are available to be issued. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be different should the Company be unable to continue as a going concern based on the outcome of these uncertainties described above.

Going Concern and Management’s Plan

The Company’s consolidated financial statements are prepared using U.S. GAAP and are based on the assumption that the Company will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company faces certain risks and uncertainties that are present in many emerging growth companies regarding product development and commercialization, limited working capital, recurring losses and negative cash flow from operations, future profitability, ability to obtain future capital, protection of patents, technologies and property rights, competition, rapid technological change, navigating the domestic and major foreign markets’ regulatory and clinical environment, recruiting and retaining key personnel, dependence on third party manufacturing organizations, third party collaboration and licensing agreements, lack of sales and marketing activities and no customers or pharmaceutical products to sell or distribute. These risks and other factors raise substantial doubt about our ability to continue as a going concern.

The Company has relied exclusively on private placements with a small group of accredited investors to finance its business and operations. We do not have any prospective arrangements or credit facilities as a source of future funds. The Company has had no revenue since inception on August 31, 2015. The Company does not currently have any revenue under contract nor does it have any immediate sales prospects. As of December 31, 2017, the Company had an accumulated deficit of approximately $3.859 million incurred since inception. For the year ended December 31, 2017, the Company incurred a net loss from continuing operations of approximately $1.856 million and used approximately $1.655 million in net cash from operating activities from continuing operations. The Company had total cash and cash equivalents of approximately $2.847 million as of December 31, 2017. We have raised proceeds of $2.58 million from the Senior Convertible Notes issued through December 31, 2017.

No additional Senior Convertible Notes have been issued through the date this report was issued. On March 19, 2018, we modified the Option and License Agreement with CoNCERT Pharmaceuticals, Inc. effective January 2018 (see Notes 10 and 14), which enabled us to exercise our option to license the CoNCERT patent rights and know-how to develop and commercialize compounds (CTP-499 and each metabolite thereof) and products, as defined in the agreement. Although we have other drugs being positioned into our pipeline, the loss of our rights to CTP-499 would have materially and adversely affected our planned growth and business plan. We expect our operating costs to be substantial as we incur costs related to the clinical trials for our product candidates and that we will operate at a loss for the foreseeable future.

We are in the process of raising additional funds by potentially selling additional Senior Convertible Notes, convertible loans or other securities. However, no assurance can be given that we will be successful in raising adequate funds needed. If we are unable to raise additional capital when required or on acceptable terms, we may have to significantly delay, scale back or discontinue the development or commercialization of one or more of our product candidates, restrict our operations or obtain funds by entering into agreements on unattractive terms, which would likely have a material adverse effect on our business, stock price and our relationships with third parties with whom we have business relationships, at least until additional funding is obtained.

Uncertainty concerning our ability to continue as a going concern may hinder our ability to obtain future financing, as well as adversely affect our collaborative drug development relationships. Continued operations and our ability to continue as a going concern are dependent on our ability to obtain additional funding in the near future and thereafter, and no assurances can be given that such funding will be available at all or will be available in sufficient amounts or on reasonable terms. Without additional funds from debt or equity financing, sales of assets, sales or out-licenses of intellectual property or technologies, or other transactions yielding funds, we will rapidly exhaust our resources and will be unable to continue operations. Absent additional funding, we believe that our cash and cash equivalents will not be sufficient to fund our operations for a period of one year or more after the date that these consolidated financial statements are available to be issued based on the timing and amount of our projected net loss from continuing operations and cash to be used in operating activities during that period of time.

As a result, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date that these consolidated financial statements are available to be issued. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be different should the Company be unable to continue as a going concern based on the outcome of these uncertainties described above.

Use of Estimates

Use of Estimates

The preparation of the accompanying unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts (including assets, liabilities, revenues and expenses) and related disclosures, including contingent assets and liabilities. Estimates have been prepared on the basis of the most current and best available information. However, actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the use of estimates and assumptions by management that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions are continuously evaluated and are based on management’s experience and knowledge of the relevant facts and circumstances. While management believes the estimates to be reasonable, actual results could differ materially from those estimates and could impact future results of operations and cash flows.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand and money market funds. The Company considers all highly liquid investments with a maturity at the date of purchase of three months or less to be cash equivalents. Money market funds were $961,193 and $1,300,815 at March 31, 2018 and December 31, 2017, respectively.

Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand and money market funds. The Company considers all highly liquid investments with a maturity at the date of purchase of three months or less to be cash equivalents. Money market funds were $1,300,815 and $0 at December 31, 2017 and 2016, respectively.

Intangible Assets

Intangible Assets

Intangible assets acquired individually or with a group of other assets from others (other than in a business combination) are recognized at cost, including transaction costs, and allocated to the individual assets acquired based on relative fair values and no goodwill is recognized. Cost is measured based on cash consideration paid. If consideration given is in the form of non-cash assets, liabilities incurred, or equity interests issued, measurement of cost is based on either the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and more reliably measurable. Costs of internally developing, maintaining or restoring intangible assets that are not specifically identifiable, have indeterminate lives or are inherent in a continuing business are expensed as incurred.

Intangible assets purchased from others for use in research and development activities and that have alternative future uses (in research and development projects or otherwise) are capitalized in accordance with ASC Topic 350, Intangibles – Goodwill and Other and those that have no alternative future uses (in research and development projects or otherwise) and therefore no separate economic value are research and development costs expensed as incurred. Amortization of intangibles used in research and development activities is a research and development cost.

Intangibles with a finite useful life are amortized and those with an indefinite useful life are not amortized. The useful life is the best estimate of the period over which the asset is expected to contribute directly or indirectly to the future cash flows of the Company. The useful life is based on the duration of the expected use of the asset by the Company and the legal, regulatory or contractual provisions that constrain the useful life and future cash flows of the asset, including regulatory acceptance and approval, obsolescence, demand, competition and other economic factors. If an income approach is used to measure the fair value of an intangible asset, the Company considers the period of expected cash flows used to measure the fair value of the intangible asset, adjusted as appropriate for Company-specific factors discussed above, to determine the useful life for amortization purposes. If no regulatory, contractual, competitive, economic or other factors limit the useful life of the intangible to the Company, the useful life is considered indefinite.

Intangibles with a finite useful life are amortized on the straight-line method unless the pattern in which the economic benefits of the intangible asset are consumed or used up are reliably determinable. The Company evaluates the remaining useful life of intangible assets each reporting period to determine whether any revision to the remaining useful life is required. If the remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over the revised remaining useful life.

Intangibles with an indefinite useful life are not amortized until its useful life is determined to be no longer indefinite. If the useful life is determined to be finite, the intangible is tested for impairment and the carrying amount is amortized over the remaining useful life in accordance with intangibles subject to amortization. Indefinite-lived intangibles are tested for impairment annually and more frequently if events or circumstances indicate that it is more-likely-than-not that the asset is impaired.

Impairment of Long-Lived Assets and Intangibles Other Than Goodwill

Impairment of Long-Lived Assets and Intangibles Other Than Goodwill

The Company accounts for the impairment of long-lived assets in accordance with ASC 360, Property, Plant and Equipment and ASC 350, Intangibles – Goodwill and Other which requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to expected future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amounts of the assets exceed the fair value of the assets based on the present value of the expected future cash flows associated with the use of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. Based on management’s evaluation, there was no impairment loss recorded for the three months ended March 31, 2018 and 2017, respectively.

Impairment of Long-lived Assets

The Company periodically reviews its long-lived assets to determine potential impairment by comparing the carrying value of the long-lived assets with the estimated future net undiscounted cash flows expected to result from the use of the assets, including cash flows from disposition, at least annually or more frequently if events or changes in circumstances indicate a potential impairment may exist. Should the sum of the expected future net cash flows be less than the carrying value, the Company would recognize an impairment loss at that date. An impairment loss would be measured by comparing the amount by which the carrying value exceeds the fair value (estimated discounted future cash flows) of the long-lived assets. The Company performs its impairment analysis in October of each year. Based on management’s evaluation, $15,330 of carrying costs related to the software was impaired and an impairment loss recorded for the year ended December 31, 2017. No impairment of long-lived assets was recognized for the year ended December 31, 2016.

Certificates of Deposit

Certificates of Deposit

The certificates of deposit were purchased through an investment company and were held at multiple banks. The maturities of the certificates of deposit are typically six months or less.

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosure

The Company applies ASC 820, “Fair Value Measurements and Disclosures,” which expands disclosures for assets and liabilities that are measured and reported at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants.

Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

Level 1 – Quoted market prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Quoted market prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly. Fair value determined through the use of models or other valuation methodologies.

Level 3 – Significant unobservable inputs for assets or liabilities that cannot be corroborated by market data. Fair value is determined by the reporting entity’s own assumptions utilizing the best information available and includes situations where there is little market activity for the asset or liability.

The asset’s or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The Company’s policy is to recognize transfers between levels of the fair value hierarchy in the period the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1, 2, or 3 during the periods presented.

Fair Value Measurements and Disclosure

The Company applies ASC 820, “Fair Value Measurements and Disclosures,” which expands disclosures for assets and liabilities that are measured and reported at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

Level 1 – Quoted market prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Quoted market prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly. Fair value determined through the use of models or other valuation methodologies.

Level 3 – Significant unobservable inputs for assets or liabilities that cannot be corroborated by market data. Fair value is determined by the reporting entity’s own assumptions utilizing the best information available, and includes situations where there is little market activity for the asset or liability.

The asset’s or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and the senior convertible notes approximate fair value because of the short-term maturity of these instruments, including the mandatory conversion of the senior convertible notes into the common stock of the Company upon the earlier of (i) meeting certain funding levels on the next Private Investment in Public Equity (“PIPE”) financing we undertake or (ii) the one-year anniversary of the issuance of the senior convertible note.

Due From/To Related Parties and Administrative Fees

Due From/To Related Parties and Administrative Fees

Administrative fees are collected from a related party, Corlyst, LLC (“Corlyst”), for shared costs related to payroll, health care insurance and rent based on actual costs incurred and recognized as a reduction of the operating expense being reimbursed (see Note 4). Corlyst pays certain operating expenses on behalf of the Company and the Company reimburses Corlyst based on actual costs incurred and recognizes the appropriate expense. The amounts due from and due to Corlyst are billed monthly and are due on demand at the beginning of each month.

Property and Depreciation

Property and Depreciation

Property is stated at cost, less accumulated depreciation. Depreciation is computed under the straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and routine repairs are charged to expense as incurred; expenditures for improvements and major repairs that materially extend the useful lives of assets are capitalized. Depreciation expense for the years ended December 31, 2017 and 2016 was $1,865 and $1,381, respectively.

Following are the estimated useful lives for the various classifications of assets:

Software	3 years

Equipment	5 years

Debt Issuance Costs

Debt Issuance Costs

The Company recognizes debt issuance costs incurred on the Senior Convertible Notes as a reduction of the carrying amount of the Senior Convertible Notes on the face of the consolidated balance sheet. The debt issuance costs are amortized to interest expense using the interest method over the term of the Senior Convertible Notes. The amortization of the debt issuance costs was $23,370 for the year ended December 31, 2017 and zero for the year ended December 31, 2016.

Compensated Absences

Compensated Absences

For the years ended December 31, 2017 and 2016, the Company recorded a liability for paid time off earned by permanent employees but not taken, in accordance with human resource policies.

Advertising Costs

Advertising Costs

Advertising costs are recognized as expense in the year incurred. Total advertising and marketing expense for the years ended December 31, 2017 and 2016 was $135 and $3,850, respectively.

Research and development

Research and development

Research and development costs are expensed as incurred and consist of direct and overhead-related expenses. Research and development costs totaled $926,117 and $1,536,996 for the years ended December 31, 2017 and 2016, respectively. Expenditures to acquire technologies, including licenses, which are utilized in research and development and that have no alternative future use are expensed when incurred. Technology the Company develops for use in its products is expensed as incurred until technological feasibility has been established after which it is capitalized and depreciated. No costs have been capitalized during the years ended December 31, 2017 and 2016.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award, determined on the date of grant. Significant assumptions utilized in determining the fair value of our stock options include the volatility rate, estimated term of the options, risk-free interest rate and forfeiture rate. The term of the options will be based on the contractual term of the options as determined by the Board of Directors when the 2011 Equity Incentive Plan is amended or terminated and approved by the stockholders to the extent required by applicable laws and regulations. The expense is to be recognized over the period during which an employee is required to provide services in exchange for the award. The Company estimates forfeitures at the time of grant and makes revisions, if necessary, at each reporting period if actual forfeitures differ from those estimates. The Company has not estimated future unvested forfeitures since there were no option grants outstanding at December 31, 2017. Upon the issuance of 90% of Heatwurx’s common stock to Promet on October 4, 2017, there was a Change in Control event, as defined in the Amended and Restated Heatwurx, Inc. 2011 Equity Incentive Plan. As of September 30, 2017, prior to the Change in Control event, all 269,500 unexercised options and all 40,000-unexercised performance options outstanding at December 31, 2016 were cancelled.

Non-employee share-based compensation charges generally are immediately vested and have no future performance requirements by the non-employee and the total share-based compensation charge is recorded in the period of the measurement date.

Income Taxes

Income Taxes

As a result of the asset purchase transaction (see Note 1 Company Overview above and Note 3), there was a change in control of the Company. Prior to the closing of the asset purchase transaction, Promet was treated as a partnership for federal income tax purposes and thus was not subject to income tax at the entity level. Therefore, no provision or liability for income taxes has been included in these financial statements through the date of the asset purchase on October, 4, 2017. In addition, Promet determined that it was not required to record a liability related to uncertain tax positions as a result of the requirements of ASC 740-10-25 Income Taxes.

The net deferred tax assets of Heatwurx were principally federal and state net operating loss carry forwards. The Heatwurx net deferred tax assets were fully reserved with a valuation allowance.

Subsequent to the closing of the asset purchase, Processa Pharmaceuticals, Inc. will file a consolidated federal income tax return in the United States, which includes eligible subsidiaries. In addition, we file income tax returns in state and local jurisdictions as applicable. The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

The provision for income taxes includes federal and state income taxes currently payable and deferred taxes resulting from temporary differences between the financial statement and tax basis of assets and liabilities at the enacted tax rates. Changes in deferred income tax assets and liabilities are included as a component of income tax expense. The effect on deferred income tax assets and liabilities attributable to changes in enacted tax rates are charged or credited to income tax expense in the period of enactment. Valuation allowances are recorded to reduce deferred tax assets when it is more-likely-than-not that a tax benefit will not be realized. A full valuation allowance was recorded against the Company’s deferred tax assets at December 31, 2017. The Company had no deferred tax assets and no valuation allowance at December 31, 2016.

With respect to uncertain tax positions, the Company would recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. Estimated interest and penalties related to uncertain tax positions are included as a component of interest expense and general and administrative expense, respectively. The Company had no unrecognized tax benefits or uncertain tax positions at December 31, 2017 or 2016.

Net Income (Loss) Per Share

Net Income (Loss) per Share

The Company computes basic and diluted earnings per share amounts pursuant to ASC 260-10-45. Basic earnings per share is computed by dividing net income (loss) available to common shareholders, by the weighted average number of shares of common stock outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted earnings per share is computed by dividing net income (loss) available to common shareholders by the diluted weighted average number of shares of common stock during the period. The diluted weighted average number of common shares outstanding is the basic weighted number of shares adjusted for any potentially diluted debt or equity and options. The diluted computation does not assume conversion, exercise or contingent exercise of securities since that would have an anti-dilutive effect on earnings (loss) during the three months ended March 31, 2018 and 2017.

Net Income (Loss) per Share

The Company computes basic and diluted earnings per share amounts pursuant to ASC 260-10-45. Basic earnings per share is computed by dividing net income (loss) available to common shareholders, by the weighted average number of shares of common stock outstanding during the period, as retrospectively restated for the one-for-seven reverse stock split, excluding the effects of any potentially dilutive securities. Diluted earnings per share is computed by dividing net income (loss) available to common shareholders by the diluted weighted average number of shares of common stock during the period. The diluted weighted average number of common shares outstanding is the basic weighted number of shares adjusted for any potentially diluted debt or equity. The computation does not assume conversion, exercise or contingent exercise of securities since that would have an anti-dilutive effect on earnings (loss) during the years ended December 31, 2017 and 2016.

Equity

Equity

The asset purchase of Promet by Heatwurx is accounted for as a reverse acquisition. As a result, these consolidated financial statements represent Promet as the accounting acquirer (legal acquiree) and Heatwurx from October 4, 2017 forward as the accounting acquiree (legal acquirer). However, the legal capital stock (number and type of equity interests issued) is that of Heatwurx, which subsequently changed its name to Processa Pharmaceuticals, Inc., the legal parent, in accordance with guidance on reverse acquisitions accounted for as a capital transaction (See Note 2 – Basis of Presentation and Earnings per Share and Note 3 – Reverse Acquisition).

The accumulated deficit and other equity balances of Promet have been carried forward and adjusted to reflect the legal capital shares and par value of Heatwurx, including the shares issued to Promet in the reverse acquisition transaction with the difference allocated to additional paid-in capital. Additional paid-in capital is also reduced by the fair value/ historical cost of the net liabilities assumed from Heatwurx since the transaction is accounted for as a capital transaction, not a business combination.

Subsequent Events

Subsequent Events

The Company has evaluated subsequent events and transactions for potential recognition or disclosure through May18, 2018, the date the financial statements were available to be issued, in accordance with ASC 855-10-50. Refer to Note 9 below for further information.

Subsequent events

The Company has evaluated subsequent events and transactions for potential recognition or disclosure through April 16, 2018, the date the financial statements were issued, in accordance with ASC 855-10-50. Refer to Note 14 below for further information.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (“FASB”) or other standard setting bodies issue new accounting pronouncements. Updates to the FASB Accounting Standards Codification are communicated through issuance of an Accounting Standards Update (“ASU”). The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements. It has evaluated recently issued accounting pronouncements and determined that there was no material impact on its financial position or results of operations.

From May 2014 through March 31, 2018, the FASB issued several ASUs related to ASU 2014-09, “Revenue from Contracts with Customers (Topic 606). The new guidance is effective for interim and annual periods beginning after December 15, 2017, although entities may adopt one year earlier if they choose. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented and the cumulative effect of applying the standard would be recognized at the earliest period shown, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. The Company is currently in the pre-revenue stages of operations; therefore, we do not currently anticipate there would be any change to timing or method of recognizing revenue. As such, the adoption of this standard did not have a material impact on our results of operations, financial condition or cash flows.

In February 2016 through March 31, 2018, the FASB issued several ASUs related to ASU-2016-02, “Leases (Topic 842).” The guidance requires that a lessee recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right of use asset representing its right to use the underlying asset for the lease term. For operating leases: the right-of-use asset and a lease liability will be initially measured at the present value of the lease payments, in the statement of financial position; a single lease cost will be recognized, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis; and all cash payments will be classified within operating activities in the statement of cash flows. The amendments in Topic 842 are effective for the Company beginning January 1, 2019. The Company’s office lease expires September 30, 2019. Management is currently evaluating the impact of adopting the new guidance on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (“FASB”) or other standard setting bodies issue new accounting pronouncements. Updates to the FASB Accounting Standards Codification are communicated through issuance of an Accounting Standards Update (“ASU”). The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements. It has evaluated recently issued accounting pronouncements and determined that there was no material impact on its financial position or results of operations.

From May 2014 through December 2017, the FASB issued several ASUs related to ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. These ASUs are intended to provide greater insight into both revenue that has been recognized and revenue that is expected to be recognized in the future from existing contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, although entities may adopt one year earlier if they choose. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented and the cumulative effect of applying the standard would be recognized at the earliest period shown, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. The Company is currently in the pre-revenue stages of operations; therefore, we do not currently anticipate there would be any change to timing or method of recognizing revenue. As such, we do not believe this new standard will have a material impact on our results of operations, financial condition or cash flows.

In February 2016 through December 2017, the FASB issued several ASUs related to ASU-2016-02, “Leases (Topic 842).” The guidance requires that a lessee recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right of use asset representing its right to use the underlying asset for the lease term. For finance leases: the right-of-use asset and a lease liability will be initially measured at the present value of the lease payments, in the statement of financial position; interest on the lease liability will be recognized separately from amortization of the right-of-use asset in the statement of comprehensive income; and repayments of the principal portion of the lease liability will be classified within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows. For operating leases: the right-of-use asset and a lease liability will be initially measured at the present value of the lease payments, in the statement of financial position; a single lease cost will be recognized, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis; and all cash payments will be classified within operating activities in the statement of cash flows. Under Topic 842 the accounting applied by a lessor is largely unchanged from that applied under previous GAAP. The amendments in Topic 842 are effective for the Company beginning January 1, 2019. Management is currently evaluating the impact of adopting the new guidance on the Company’s financial statements.